Subsequent Events - Recent Financing Activities (Details) € in Thousands, $ in Thousands, $ in Thousands		9 Months Ended
	Dec. 05, 2025 USD ($)	Sep. 30, 2025 MXN ($)	Sep. 30, 2025 USD ($)	Dec. 05, 2025 MXN ($)	Dec. 05, 2025 USD ($)	Nov. 03, 2025 USD ($)	Nov. 03, 2025 EUR (€)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 1,736,977,257									$ 143,403,700	$ 1,745,481,072
Revolving credit facility available		20,500,000								$ 4,178,000
Obtain of revolving credit lines		$ 20,500,000	$ 5,738,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility available					$ 4,338,000
Obtain of revolving credit lines	$ 5,738,000
4.500% Notes Due 2026 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 431,883		$ 694,201
Interest rate						4.50%	4.50%	4.50%	4.50%
3.750% Notes Due 2026 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €							€ 467,102		€ 532,898
Interest rate						3.75%	3.75%	3.75%	3.75%
6.875% Notes Due 2026 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 1,035,305		$ 1,491,549
Interest rate						6.875%	6.875%	6.875%	6.875%
6.490% Notes Due 2027 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								$ 1,260,291
Interest rate								6.49%	6.49%
6.500% Notes Due 2027 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								$ 2,815,019
Interest rate								6.50%	6.50%
2.750% Notes Due 2027 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €									€ 550,001
Interest rate								2.75%	2.75%
5.350% Notes Due 2028 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								$ 1,189,743
Interest rate								5.35%	5.35%
4.875% Notes Due 2028 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €									€ 830,923
Interest rate								4.875%	4.875%
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										206,314			$ 206,314
Proceeds from revolving credit lines			$ 540,000
Outstanding of revolving credit lines										206,314
Revolving credit facility available										$ 23,686
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from revolving credit lines	60,000
Repayments of revolving credit lines	$ 60,000
Outstanding of revolving credit lines				$ 206,314
Revolving credit facility available				$ 23,686